UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                       FORM 13F COVER PAGE Report for the
  Calendar Year or Quarter Ended: September, 30th, 2009

  Check here if Amendment [ ]; Amendment Number: _____ This Amendment
    (Check only one.):                        [ ] is a restatement.
                                              [ ] adds new holdings entries.


  Institutional Investment Manager Filing this Report:

  Name:     Toscafund Asset Management LLP


  Address:  7th Floor, 90 Long, Acre, London, WC2E 9RA


  Form 13F File Number 28-13207


  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

  Person Signing this Report on Behalf of Reporting Manager:
  Name: Robert Lord
  Title: Partner
   Phone: +44 207 845 6100
  Signature, Place, and Date of Signing



  /s/ Robert Lord
  ______________________________________
  London, November  6, 2009




  Report Type (Check only one.):


  [v] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


  [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


  [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



  List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]


        Form 13F File Number            Name
                              FORM 13F SUMMARY PAGE

  Report Summary:


  Number of Other Included Managers: None

  Form 13F Information Table Entry Total: 11

  Form 13F Information Table Value Total:  147,327 (thousands)


  List of Other Included Managers: NONE

        [Repeat as necessary.]


                                                      FORM 13F INFORMATION TABLE

--------------------- ---------- ----------- ---------- -------------------------- ------------ ----------- -----------------------
      COLUMN 1         COLUMN 2   COLUMN 3    COLUMN 4           COLUMN 5            COLUMN 6    COLUMN 7            COLUMN 8
--------------------- ---------- ----------- ---------- -------------------------- ------------ ----------- -----------------------
--------------------- ---------- ----------- ---------- ------------ ------ ------ ------------ ----------- -----------------------
   NAME OF ISSUER       TITLE       CUSIP      VALUE       SHRS       SH/    PUT/   INVESTMENT     OTHER         VOTING AUTHORITY
                          OF                  (x$1000)      OR        PRN    CALL   DISCRETION    MANGERS
                        CLASS                             PRN AMT
--------------------- ---------- ----------- ---------- ------------ ------ ------ ------------ ----------- -----------------------
--------------------- ---------- ----------- ---------- ------------ ------ ------ ------------ ----------- ------- ---------------
                                                                                                             SOLE    SHARED   NONE
--------------------- ---------- ----------- ---------- ------------ ------ ------ ------------ ----------- ------- -------- ------
--------------------- ---------- ----------- ---------- ------------ ------ ------ ------------ ----------- ------- -------- ------
BANK OF AMERICA CORP     COM      060505104    22,842    1,350,000                     Sole        None      Sole
--------------------- ---------- ----------- ---------- ------------ ------ ------ ------------ ----------- ------- -------- ------
--------------------- ---------- ----------- ---------- ------------ ------ ------ ------------ ----------- ------- -------- ------
    CAMECO CORP          COM      13321L108    4,170      150,000                      Sole        None      Sole
--------------------- ---------- ----------- ---------- ------------ ------ ------ ------------ ----------- ------- -------- ------
--------------------- ---------- ----------- ---------- ------------ ------ ------ ------------ ----------- ------- -------- ------
   CITIGROUP INC         COM      172967101    17,908    3,699,997                     Sole        None      Sole
--------------------- ---------- ----------- ---------- ------------ ------ ------ ------------ ----------- ------- -------- ------
--------------------- ---------- ----------- ---------- ------------ ------ ------ ------------ ----------- ------- -------- ------
  FIRST SOLAR INC        COM      336433107    2,293      15,000                       Sole        None      Sole
--------------------- ---------- ----------- ---------- ------------ ------ ------ ------------ ----------- ------- -------- ------
--------------------- ---------- ----------- ---------- ------------ ------ ------ ------------ ----------- ------- -------- ------
 GIGAMEDIA LIMITED       COM      Y2711Y104    7,560     1,442,806                     Sole        None      Sole
--------------------- ---------- ----------- ---------- ------------ ------ ------ ------------ ----------- ------- -------- ------
--------------------- ---------- ----------- ---------- ------------ ------ ------ ------------ ----------- ------- -------- ------
 HARTFORD FINANCIAL      COM      416515104    18,550     700,000                      Sole        None      Sole
   SERVICES GROUP
--------------------- ---------- ----------- ---------- ------------ ------ ------ ------------ ----------- ------- -------- ------
--------------------- ---------- ----------- ---------- ------------ ------ ------ ------------ ----------- ------- -------- ------
   INTEROIL CORP         COM      460951106    6,481      165,000                      Sole        None      Sole
--------------------- ---------- ----------- ---------- ------------ ------ ------ ------------ ----------- ------- -------- ------
--------------------- ---------- ----------- ---------- ------------ ------ ------ ------------ ----------- ------- -------- ------
JPMORGAN CHASE & CO      COM      46625H100    10,079     230,000                      Sole        None      Sole
--------------------- ---------- ----------- ---------- ------------ ------ ------ ------------ ----------- ------- -------- ------
--------------------- ---------- ----------- ---------- ------------ ------ ------ ------------ ----------- ------- -------- ------
 PHOENIX COMPANIES       COM      71902E109    34,828   10,716,198                     Sole        None      Sole
        INC
--------------------- ---------- ----------- ---------- ------------ ------ ------ ------------ ----------- ------- -------- ------
--------------------- ---------- ----------- ---------- ------------ ------ ------ ------------ ----------- ------- -------- ------
      SLM CORP           COM      78442P106    9,917     1,137,300                     Sole        None      Sole
--------------------- ---------- ----------- ---------- ------------ ------ ------ ------------ ----------- ------- -------- ------
--------------------- ---------- ----------- ---------- ------------ ------ ------ ------------ ----------- ------- -------- ------
    WILLIS GROUP         COM      G96655108    12,699     450,000                      Sole        None      Sole
    HOLDINGS LTD
--------------------- ---------- ----------- ---------- ------------ ------ ------ ------------ ----------- ------- -------- ------
